Net Income/(Loss) per Share (Narrative) (Details) - Sohu [Member] - Ordinary Shares [Member] - Changyou [Member]	Apr. 17, 2020
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%
Changyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%